Income Taxes - Schedule of Unrecognized Deferred Income Tax Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 437,673	$ 454,126	$ 432,222
Unused tax losses [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	212,464	221,330	202,024
Unused tax credits [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 225,209	$ 232,796	$ 230,198